BETTER 10Q - STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	18. STOCK-BASED COMPENSATIONEquity Incentive Plans—Stock options generally have 10-year terms and vest over a four-year period starting from the date specified in each agreement. The Company generally allows stock option holders to early exercise in exchange for cash prior to the vesting date. Shares of Common O Stock issued upon early exercise are considered shares restricted until the completion of the original vesting period of the options and are therefore classified to stock options exercised, not vested on the condensed consolidated balance sheets within other liabilities based upon the respective exercise price of the stock option and are not remeasured. Upon the completion of the vesting period, the Company reclassifies the liability to additional paid in capital on the condensed consolidated balance sheets. Included within other liabilities on the condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022 was $1.6 million and $1.7 million, respectively, of stock options exercised, not vested, which represents 1,792,102 and 1,944,049, respectively, of restricted shares.Stock-Based Compensation Expense—The total of all stock-based compensation expense related to employees are reported in the following line items within the condensed consolidated statements of operations and comprehensive loss:Six Months Ended June 30,(Amounts in thousands)20232022Mortgage platform expenses$1,729 $3,450 Other platform expenses345 248 General and administrative expenses8,295 13,617 Marketing expenses70 340 Technology and product development expenses(1)1,915 2,393 Total stock-based compensation expense$12,354 $20,048 __________________(1)Technology and product development expense excludes $1.4 million and $2.2 million of stock-based compensation expense, which was capitalized (see Note 6) for the six months ended June 30, 2023 and 2022, respectively20. STOCK-BASED COMPENSATIONEquity Incentive Plans—In November 2016, the Company adopted the Better Holdco Inc. 2016 Equity Incentive Plan (the “2016 Plan”) pursuant to which the Board of Directors may grant non-statutory stock options, stock appreciation rights, restricted stock awards, and restricted stock units to eligible employees, directors, and certain non-employees. In May 2017 the Company adopted the Better Holdco Inc. 2017 Equity Incentive Plan (the “2017 Plan”) with the same terms as the 2016 Plan. At the date of the adoption of the 2017 Plan, 1,859,781 stock options granted from the 2016 plan were carried over. The 2017 Plan authorizes the Board of Directors to grant up to 31,871,248 shares of Common O Stock. Stock options must be granted with an exercise price equal to the Common O Stock’s fair market value at the date of grant. Stock options generally have 10-year terms and vest over a four-year period starting from the date specified in each agreement.Stock Options—The following is a summary of stock option activity during the year ended December 31, 2022:(Amounts in thousands, except options, prices, and averages)Number ofOptionsWeightedAverageExercisePriceIntrinsicValueWeightedAverageRemainingTermOutstanding—January 1, 202226,635,326 $8.23 Options granted1,583,680 $13.63 Options exercised(998,529)$1.76 Options cancelled (forfeited)(8,322,168)$11.12 Options cancelled (expired)(4,469,530)$5.99 Outstanding—December 31, 202214,428,779 $8.47 $6,701 7.0Vested and exercisable—December 31, 20227,399,689 $9.90 $6,021 6.3Options expected to vest2,711,958 $5.20 $874 8.4Options vested and expected to vest—December 31, 202210,111,647 $8.60 $6,895 6.9As of December 31, 2022, total stock-based compensation cost not yet recognized related to unvested stock options was $19.4 million, which is expected to be recognized over a weighted-average period of 2.24 years.Intrinsic value is calculated by subtracting the exercise price of the stock option from the fair value of the Company’s Common O Stock on December 31, 2022 for in-the-money stock options, multiplied by the number of shares of Common O Stock per each stock option. The total intrinsic value of stock options exercised during the years ended December 31, 2022, and 2021 was $8.6 million, and $157.9 million, respectively.The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2022 and 2021 was $8.37 and $10.20, respectively.The total grant date fair value of options vested for the years ended December 31, 2022 and 2021 was $26.7 million and $40.0 million, respectively.The Company generally allows stock option holders to early exercise in exchange for cash prior to the vesting date. Shares of Common O Stock issued upon early exercise are considered shares restricted until the completion of the original vesting period of the options and are therefore classified to stock options exercised, not vested on the consolidated balance sheets within other liabilities based upon the respective exercise price of the stock option and are not remeasured. Upon the completion of the vesting period, the Company reclassifies the liability to additional paid in capital on the consolidated balance sheets. Included within other liabilities on the consolidated balance sheets as of December 31, 2022 and 2021 was $1.7 million and $6.1 million, respectively, of stock options exercised, not vested, which represents 1,944,049 and 3,872,691, respectively, of restricted shares.Fair Value of Awards Granted—Since the Company’s common O stock is not publicly traded, the fair value of the shares of Common O Stock was approved by the Company’s Board of Directors as there was no public market for the Company’s common stock as of the date of the awards were granted. In estimating the fair value of the Company’s Common O Stock, management uses the assistance of third-party valuation specialist and consider factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the Company’s Common O Stock at each grant date.The expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. The risk-free interest rate assumption is based on observed U.S. Treasury yield curve interest rates in effect at the time of grant appropriate for the expected term of the stock options granted. As permitted under authoritative guidance, due to the limited amount of stock option exercises, the Company used the simplified method to compute the expected term for stock options granted to employees in the years ended December 31, 2022 , and 2021 respectively.The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option. The assumptions used to estimate the fair value of stock options granted are as follows:Year Ended December 31,20222021(Amounts in dollars, except percentages)RangeWeighted AverageRangeWeighted AverageFair value of Common O Stock$3.41 - $14.8$4.43 $10.66 - $26.46$15.46 Expected volatility72.58% - 76.74%76.4%63.42 - 73.69%65.8 %Expected term (years)5 - 6.026.05.0 - 6.36.0Risk-free interest rate1.96% - 4.22%3.75%0.43% - 1.19%0.73 %Restricted Stock Units—During the year ended December 31, 2021, the Company began granting RSUs to employees. RSUs vest upon satisfaction of service-based condition, which is generally over four years. The following is a summary of RSU activity during the year ended December 31, 2022:(Amounts in thousands, except shares and averages)Number ofSharesWeighted Average Grant Date Fair ValueUnvested—December 31, 20217,754,620 $25.35 RSUs granted8,520,321 $8.69 RSUs settled(4,464)$26.46 RSUs vested(835,714)$0.01 RSUs cancelled (expired)(8,234,474)$21.62 RSUs cancelled (forfeited)(331,068)$26.46 Unvested—December 31, 20226,869,221 $12.19 As of December 31, 2022, total stock-based compensation cost not yet recognized related to unvested RSUs was $33.5 million, which is expected to be recognized over a weighted-average period of 2.72 years. Stock-Based Compensation Expense—The total of all stock-based compensation expense related to employees are reported in the following line items within the consolidated statements of operations and comprehensive loss:Year Ended December 31,(Amounts in thousands)20222021Mortgage platform expenses$5,256 $13,671 Other platform expenses908 1,654 General and administrative expenses26,681 27,559 Marketing expenses486 1,159 Technology and product development expenses(1)5,226 11,172 Total stock-based compensation expense$38,557 $55,215 __________________(1)Technology and product development expense excludes $4.1 million and $9.0 million of stock-based compensation expense, which was capitalized (see Note 8) for the years ended December 31, 2022 and 2021, respectively